COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Direct Operating Costs and General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 179,354	$ 128,584	$ 426,248	$ 233,734	$ 886,393	$ 418,637
Sonix Medical Technologies, Inc. [Member]
Operating Leased Assets [Line Items]
Referral Fee Payable						161,137
Settlement Of Referral Fee Liability				55,614	55,614
Sonix Medical Technologies, Inc. [Member] | General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Decrease in Accrued Liabilities				$ 105,523	$ 105,523
Sonix Medical Technologies, Inc. [Member] | Other Current Liabilities [Member]
Operating Leased Assets [Line Items]
Referral Fee Payable						$ 161,137